Summary of Liabilities for Guarantees (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	$ 31,464	[1]	$ 30,229	[2]
Less reinsurance recoverables	4,872		8,542
Net balance	26,592		21,687
Incurred guarantee benefits	2,584		4,905
Paid guarantee benefits	(250)		0
Net change	2,334		4,905
Net balance	28,926		26,592
Plus reinsurance recoverables	5,721		4,872
Gross balance	34,647	[3]	31,464	[1]
Liability for guarantees related to death benefits and interest-sensitive life products
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	27,927	[1]	23,256	[2]
Less reinsurance recoverables	1,340		1,574
Net balance	26,587		21,682
Incurred guarantee benefits	2,585		4,905
Paid guarantee benefits	(250)		0
Net change	2,335		4,905
Net balance	28,922		26,587
Plus reinsurance recoverables	1,752		1,340
Gross balance	30,674	[3]	27,927	[1]
Liability for guarantees related to income benefits
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	462	[1]	961	[2]
Less reinsurance recoverables	457		956
Net balance	5		5
Incurred guarantee benefits	(1)		0
Net change	(1)		0
Net balance	4		5
Plus reinsurance recoverables	568		457
Gross balance	572	[3]	462	[1]
Liability for guarantees related to accumulation and withdrawal benefits
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	3,075	[1]	6,012	[2]
Less reinsurance recoverables	3,075		6,012
Plus reinsurance recoverables	3,401		3,075
Gross balance	$ 3,401	[3]	$ 3,075	[1]

[1]	Included in the total liability balance as of December 31, 2017 are reserves for variable annuity death benefits of $1.3 million, variable annuity income benefits of $0.5 million, variable annuity accumulation benefits of $2.8 million, variable annuity withdrawal benefits of $0.3 million and other guarantees of $26.6 million.
[2]	Included in the total liability balance as of December 31, 2016 are reserves for variable annuity death benefits of $1.6 million, variable annuity income benefits of $0.9 million, variable annuity accumulation benefits of $5.7. million, variable annuity withdrawal benefits of $0.3 million and other guarantees of $21.7 million.
[3]	Included in the total liability balance as of December 31, 2018 are reserves for variable annuity death benefits of $1.8 million, variable annuity income benefits of $0.6 million, variable annuity accumulation benefits of $3.0 million, variable annuity withdrawal benefits of $0.4 million and other guarantees of $28.8 million.